As filed with the Securities and Exchange Commission on August 27, 2019

Securities Act File No. 333-216479

Investment Company Act File No. 811-23235

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 5	☒

MORNINGSTAR FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

Morningstar Funds Trust

22 W. Washington Street

Chicago, IL 60602

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (312) 696-6000

Name and Address of Agent for Service

D. Scott Schilling

Morningstar Funds Trust

22 W. Washington Street

Chicago, IL 60602

Copy to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue N.W.

Suite 500

Washington, D.C. 20036

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of its shares of common stock under the Securities Act of 1933. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the Securities Act), and the Investment Company Act of 1940, as amended (the 1940 Act), the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 3 (the Amendment) to its Registration Statement pursuant to Rule 485(b) of the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and the State of Illinois on the 27th day of August, 2019.

Morningstar Funds Trust

By:	/s/ Daniel E. Needham
Daniel E. Needham
Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Amendment has been signed on August 27, 2019 by the following persons in the capacities indicated:

Signature	Title	Date

/s/ Daniel E. Needham Daniel E. Needham	Trustee, President and Principal Executive Officer	August 27, 2019

/s/ Tracy L. Dotolo	Principal Financial Officer	August 27, 2019
Tracy L. Dotolo

/s/ Theresa Hamacher*	Trustee	August 27, 2019
Theresa Hamacher

/s/ Enrique M. Vasquez*	Trustee	August 27, 2019
Enrique M. Vasquez

/s/ Linda D. Taylor*	Trustee	August 27, 2019
Linda D. Taylor

/s/ Barry P. Benjamin*	Trustee	August 27, 2019
Barry P. Benjamin

*By: /s/ Eric S. Purple
Eric S. Purple

Attorney-in-Fact pursuant to Powers of Attorney filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, as filed with the SEC on April 23, 2018, and Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, as filed with the SEC on August 6, 2019, which are incorporated by reference herein.

Exhibit Index

Exhibit No.	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase